CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - € / shares	Mar. 31, 2017	Dec. 31, 2016
Statement Of Financial Position [Abstract]
Common shares, par value	€ 0.01	€ 0.01
Special voting shares, shares outstanding	396,263,417	412,268,203
Common shares, shares outstanding	1,362,981,869	1,361,630,903
Treasury stock, shares	0	1,278,708